Income Taxes	12 Months Ended
Jun. 30, 2021
Income Taxes
Income Taxes

12. Income Taxes

The reconciliation of the provision for income taxes at the federal statutory rate of 21% to the actual tax benefit for the applicable fiscal year was as follows:

	2021	2020

Computed “expected” income tax benefit	$(1,014,300)	$(239,400)
Research and development credits	(93,900)	(89,400)
Rate changes and NOL carrybacks	-	(122,600)
Incentive Stock Option Expense	59,500	13,800
PPP Loan Forgiveness	(111,700)	0
Other, net	(7,900)	1,000

Income tax benefit	$(1,152,500)	$(436,600)

Deferred tax assets and liabilities consist of the following:

	2021	2020
Deferred tax assets:
Amortization of intangible assets, including goodwill	$374,000	$329,700
Research and development credits	164,600	89,400
Various accruals	64,600	150,700
Stock options expense	383,200	-
Net operating loss	1,515,800	-
Other	24,900	19,400
	2,527,100	589,200
Deferred tax liability:
Depreciation of property and amortization of goodwill	(37,200)	(52,100)

Net deferred tax assets	$2,489,900	$537,100

The Company has incurred cumulatively $715,800 of US net operating losses and $800,300 of German net operating losses as of June 30, 2021. These will be carried forward indefinitely without expiration, until fully utilized.  The company expects to fully utilize these losses to offset taxable income in future years.

ASC No. 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC No. 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. As of June 30, 2021 and 2020, the Company did not have any unrecognized tax benefits related to various federal and state income tax matters.

The Company’s policy is to recognize interest and penalties on any unrecognized tax benefits as a component of income tax expense. The Company does not have any accrued interest or penalties associated with any unrecognized tax benefits. The Company is subject to U.S. federal income tax, as well as various state jurisdictions. The Company is currently open to audit under the statute of limitations by the federal and state jurisdictions for the years ended June 30, 2018 and after. The Company does not anticipate any material amount of unrecognized tax benefits within the next 12 months.